Organization and Principal Activities (Details) - Schedule of AGM Holdings' subsidiaries	6 Months Ended
Jun. 30, 2021
AGM Technology Limited (“AGM HK”) [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	May 21, 2015
Place of Incorporation	Hong Kong
Percentage of Effective Ownership	100.00%
Principal Activities	Online trading service
AGM Tianjin Construction Development Co., Ltd. (“AGM Tianjin”) formerly Shenzhen AnGaoMeng Financial Technology Service Co., Ltd. [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Oct. 13, 2015
Place of Incorporation	China
Percentage of Effective Ownership	100.00%
Principal Activities	Holding entity
Beijing AnGaoMeng Technology Service Co., Ltd. (“AGM Beijing”) [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Nov. 13, 2015
Place of Incorporation	China
Percentage of Effective Ownership	100.00%
Principal Activities	Software development and provider
Nanjing Xingaomeng Software Technology Co., Ltd. (AGM Nanjing”) [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Sep. 28, 2016
Place of Incorporation	China
Percentage of Effective Ownership	100.00%
Principal Activities	Software development and provider
AGM Software Service LTD (“AGM Software”) [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Jun. 14, 2017
Place of Incorporation	BVI
Percentage of Effective Ownership	100.00%
Principal Activities	Core technology service provider
Anyi Network Inc. (“Anyi Network”) [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Sep. 29, 2017	[1]
Place of Incorporation	Cayman	[1]
Percentage of Effective Ownership	100.00%	[1]
Principal Activities	Software development and provider	[1]
Anyi Technology Limited (“Anyi Technology”) [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Oct. 23, 2017	[1]
Place of Incorporation	Hong Kong	[1]
Percentage of Effective Ownership	100.00%	[1]
Principal Activities	Product marketing hub	[1]
Jiangsu AnyiWang Network Technology Co., Ltd. (“Jiangsu AnYiWang”) [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Nov. 13, 2017	[1]
Place of Incorporation	China	[1]
Percentage of Effective Ownership	100.00%	[1]
Principal Activities	Software development and provider	[1]
Beijing AnyiWang Technology Co., Ltd. (“Beijing AnYiWang”) [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Jan. 02, 2018	[1]
Place of Incorporation	China	[1]
Percentage of Effective Ownership	100.00%	[1]
Principal Activities	Software development and provider	[1]
Changzhou AnyiWang Network Technology Co., Ltd. (“Changzhou AnYiWang”) [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Nov. 27, 2017	[1]
Place of Incorporation	China	[1]
Percentage of Effective Ownership	100.00%	[1]
Principal Activities	Software development and provider	[1]
Lianyungang AnyiWang Software Co., Ltd. (“Lianyungang AnYiWang”) [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Nov. 20, 2017	[1]
Place of Incorporation	China	[1]
Percentage of Effective Ownership	100.00%	[1]
Principal Activities	Software development and provider	[1]
Tongshan Naquan Technology Service Co., Ltd. (“Tongshan Naquan”) [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	May 03, 2018	[1]
Place of Incorporation	China	[1]
Percentage of Effective Ownership	100.00%	[1]
Principal Activities	Software development and provider	[1]
Hubei AnYiWang Network Technology Co., Ltd. (“Hubei AnYiWang”) [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Mar. 08, 2018	[1]
Place of Incorporation	China	[1]
Percentage of Effective Ownership	100.00%	[1]
Principal Activities	Software development and provider	[1]
Nanjing Lucun Semiconductor Co. Ltd. (“Nanjing Lucun”) [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Jun. 17, 2021
Place of Incorporation	China
Percentage of Effective Ownership	100.00%
Principal Activities	Semiconductor provider
AGM Defi Lab Ptd Limited (“AGM Defi Lab”)
Franchisor Disclosure [Line Items]
Date of Incorporation	Jul. 30, 2021
Place of Incorporation	Singapore
Percentage of Effective Ownership	100.00%
Principal Activities	Software development and provider
AGM Defi Tech Limited (“AGM Defi Tech”) [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Aug. 08, 2021
Place of Incorporation	Hong Kong
Percentage of Effective Ownership	100.00%
Principal Activities	Software development and provider

[1]	Anyi Network and its subsidiaries have been disposed on December 14, 2020 and are classified as discontinued operations retrospectively.